Investment in Affiliate Company (Details Textual) $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	Jan. 10, 2018 shares	Oct. 06, 2017 USD ($) $ / shares	Sep. 05, 2017 USD ($) $ / shares	Nov. 07, 2016 USD ($) $ / shares shares	Aug. 04, 2016 USD ($) Installments	Aug. 25, 2016 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Investment in Affiliate Company (Textual)
Investment amounts							$ 1,404	$ 1,248
Other investments amount								66
Investment in affiliate amount								1,356
Private placements gross amount								1,733
Equity in net loss (gain) of an affiliated company							156	(108)
Operations of financial income							$ 3,967
Rail Vision Ltd. [Member]
Investment in Affiliate Company (Textual)
Description of share purchase agreement					The Company entered into a Share Purchase Agreement ("SPA") to acquire up to 36% of Rail Vision Ltd. ("Rail Vision") shares at an average price per share of USD 60 and 3 types of Warrants to purchase ordinary shares of Rail Vision: Warrant 1, Warrant 2 and Warrant 3 exercisable within 18 months, 30 months and 24 months at an exercise price of USD 189, USD 270 and USD 216, respectively.
Number of installments | Installments					2
Investment amounts					$ 1,600			$ 1,422
Equity method investment, percentage							24.76%	32.00%
Price per share | $ / shares		$ 270.19	$ 270.19
Percentage of diluted basis							35.97%	48.00%
Private placements gross amount		$ 5,800	$ 5,800
Equity in net loss (gain) of an affiliated company							$ 1,258
Operations of financial income							$ 3,967
Rail Vision Ltd. [Member] | Subsequent Events [Member]
Investment in Affiliate Company (Textual)
Exercised warrants to purchase ordinary shares | shares	11,486
Rail Vision Ltd. [Member] | Company [Member] | First installment [Member]
Investment in Affiliate Company (Textual)
Investment amounts					$ 600	$ 600
Equity method investment, percentage					13.50%
Purchased ordinary shares | shares						7,093
Price per share | $ / shares						$ 84.59
Warrants shares | shares						16,157
Other investments amount						$ 29
Investment in affiliate amount						$ 571
Rail Vision Ltd. [Member] | Company [Member] | Second installment [Member]
Investment in Affiliate Company (Textual)
Investment amounts				$ 822	$ 1,000
Equity method investment, percentage					36.00%
Purchased ordinary shares | shares				16,599
Price per share | $ / shares				$ 46.52
Warrants shares | shares				33,931
Other investments amount				$ 37
Investment in affiliate amount				$ 785
Other investors [Member]
Investment in Affiliate Company (Textual)
Investment amounts					$ 2,000